UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 95.2%
Consumer Discretionary — 21.5%
Amazon.com*	15,271	$24,403,211
Booking Holdings*	2,170	4,067,839
Comcast, Cl A	136,000	5,187,040
Home Depot	50,590	8,897,769
Las Vegas Sands	69,000	3,521,070
Netflix*	13,000	3,923,140
O’Reilly Automotive*	5,000	1,603,750
Starbucks	86,050	5,014,133
TJX	44,000	4,834,720
Ulta Salon Cosmetics & Fragrance*	12,500	3,431,500

		64,884,172

Consumer Staples — 1.9%
Costco Wholesale	25,132	5,745,929

Energy — 3.0%
EOG Resources	38,000	4,002,920
Marathon Petroleum	40,000	2,818,000
Pioneer Natural Resources	16,050	2,363,684

		9,184,604

Financials — 4.7%
Charles Schwab	96,500	4,462,160
JPMorgan Chase	42,500	4,633,350
Moody’s	22,405	3,259,479
Morgan Stanley	40,000	1,826,400

		14,181,389

Health Care — 13.1%
AbbVie	15,000	1,167,750
Agilent Technologies	36,700	2,377,793
Becton Dickinson	25,750	5,935,375
Boston Scientific*	65,000	2,349,100
Celgene*	46,460	3,326,536
Danaher	65,750	6,535,550
Edwards Lifesciences*	25,000	3,690,000
UnitedHealth Group	25,300	6,612,155
Vertex Pharmaceuticals*	15,000	2,541,900
Zoetis, Cl A	57,735	5,204,810

		39,740,969

Industrials — 6.7%
Boeing	18,375	6,520,552
Canadian Pacific Railway	23,540	4,825,700
Caterpillar	20,000	2,426,400
Fortive	32,000	2,376,000
Southwest Airlines	83,000	4,075,300

		20,223,952

Information Technology — 41.5%
Alibaba Group Holding ADR*	24,000	3,414,720
Alphabet, Cl A*	9,504	10,364,872
Alphabet, Cl C*	8,370	9,012,565
Apple	72,896	15,954,019
Autodesk*	27,000	3,489,750
Electronic Arts*	36,000	3,275,280
Facebook, Cl A*	59,690	9,060,345
Mastercard, Cl A	68,410	13,522,605
Microsoft	160,500	17,143,005
PayPal Holdings*	63,520	5,347,749
salesforce.com*	59,635	8,184,307
ServiceNow*	31,000	5,612,240
Visa, Cl A	118,600	16,349,010
Workday, Cl A*	35,000	4,655,700

		125,386,167

Description	Shares	Value
Materials — 1.3%
Sherwin-Williams	10,000	$3,934,700

Real Estate — 1.5%
American Tower ‡	29,500	4,596,395

Total Common Stock (Cost $159,444,940)		287,878,277

CASH EQUIVALENT — 4.4%
Federated Government Obligations Fund, Cl I, 2.060%** (Cost $13,318,103)	13,318,103	13,318,103

Total Investments — 99.6% (Cost $172,763,043)		$301,196,380

Percentages are based on Net Assets of $302,395,649.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2018.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

As of October 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2200

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 94.9%
Communication Services — 2.7%
Verizon Communications	42,380	$2,419,474

Consumer Discretionary — 8.0%
Carnival	36,638	2,053,194
Las Vegas Sands	32,042	1,635,103
Lowe’s	21,637	2,060,275
Walt Disney	12,994	1,492,101

		7,240,673

Consumer Staples — 4.0%
Ingredion	17,055	1,725,625
Tyson Foods, Cl A	31,906	1,911,808

		3,637,433

Energy — 10.2%
Chevron	21,298	2,377,922
Occidental Petroleum	35,718	2,395,606
Royal Dutch Shell ADR, Cl B	38,829	2,551,454
Valero Energy	21,470	1,955,702

		9,280,684

Financials — 25.9%
American Express	27,756	2,851,374
American International Group	45,649	1,884,847
Aon	10,299	1,608,498
Bank of America	123,671	3,400,952
Bank of New York Mellon	23,702	1,121,816
Capital One Financial	29,257	2,612,650
Cboe Global Markets	11,000	1,241,350
Citigroup	39,665	2,596,471
Fidelity National Financial	51,342	1,717,390
KeyCorp	77,000	1,398,320
Nasdaq	23,282	2,018,782
Wells Fargo	19,842	1,056,190

		23,508,640

Health Care — 16.2%
AbbVie	15,511	1,207,531
Anthem	8,000	2,204,560
Johnson & Johnson	5,000	699,950
Medtronic	27,753	2,492,775
Merck	24,000	1,766,640
Novartis ADR	20,064	1,754,798
Perrigo	21,311	1,498,163
Roche Holding ADR	71,750	2,178,330
Shire ADR	4,790	870,822

		14,673,569

Industrials — 9.6%
Delta Air Lines	34,000	1,860,820
Eaton	29,913	2,143,865
Johnson Controls International	37,681	1,204,661
Kansas City Southern	22,996	2,344,672
Raytheon	6,367	1,114,480

		8,668,498

Information Technology — 9.8%
Cisco Systems	31,776	1,453,752
Corning	51,067	1,631,591
DXC Technology	32,299	2,352,336
eBay*	70,839	2,056,456
Microsoft	12,763	1,363,216

		8,857,351

Description	Shares	Value
Materials — 2.6%
DowDuPont	44,163	$2,381,269

Real Estate — 2.0%
Weyerhaeuser ‡	68,199	1,816,139

Utilities — 3.9%
FirstEnergy	40,383	1,505,478
PPL	66,000	2,006,400

		3,511,878

Total Common Stock (Cost $78,052,179)		85,995,608

CASH EQUIVALENT — 5.7%
Federated Government Obligations Fund, Cl I, 2.060%** (Cost $5,141,984)	5,141,984	5,141,984

Total Investments — 100.6% (Cost $83,194,163)		$91,137,592

Percentages are based on Net Assets of $90,620,616.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2018.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

As of October 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2200

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCK — 94.7%
Consumer Discretionary — 7.9%
Best Buy	600	$42,096
Dick’s Sporting Goods	2,010	71,094
Dollar Tree*	2,008	169,274
Gentex	2,102	44,247
Leggett & Platt	3,208	116,482
Nordstrom	2,163	142,261
NVR*	25	55,976
Thor Industries	1,002	69,779

		711,209

Consumer Staples — 10.4%
Church & Dwight	4,625	274,586
Clorox	700	103,915
Hormel Foods	6,369	277,943
JM Smucker	1,556	168,546
Sprouts Farmers Market*	4,296	115,520

		940,510

Energy — 6.2%
Cabot Oil & Gas	5,520	133,749
Newfield Exploration*	3,887	78,517
Noble Energy	4,116	102,283
Parsley Energy, Cl A*	5,052	118,318
Patterson-UTI Energy	7,953	132,338

		565,205

Financials — 14.2%
Cincinnati Financial	3,105	244,177
Commerce Bancshares	2,878	183,041
Evercore, Cl A	735	60,042
Huntington Bancshares	6,137	87,943
M&T Bank	1,277	211,229
Progressive	2,866	199,760
Synovus Financial	4,115	154,559
United Bankshares	4,250	140,973

		1,281,724

Health Care — 15.3%
Agilent Technologies	1,380	89,410
Agios Pharmaceuticals*	425	26,800
Cerner*	3,079	176,365
DENTSPLY SIRONA	2,747	95,129
Ionis Pharmaceuticals*	1,405	69,618
Jazz Pharmaceuticals*	854	135,632
Laboratory Corp of America Holdings*	1,470	236,009
Mettler-Toledo International*	190	103,896
Quest Diagnostics	2,276	214,194
Sage Therapeutics*	1,102	141,805
Varian Medical Systems*	840	100,271

		1,389,129

Industrials — 10.0%
Alaska Air Group	4,255	261,342
Fluor	2,155	94,518
Hexcel	1,708	99,952
L3 Technologies	1,010	191,365
Masco	3,318	99,540
NOW*	6,625	85,065
Roper Technologies	250	70,725

		902,507

Information Technology — 8.9%
Analog Devices	1,093	91,495
Ciena*	5,812	181,683

Description	Shares	Value
Fidelity National Information Services	1,006	$104,725
FLIR Systems	2,421	112,117
Juniper Networks	5,530	161,863
Red Hat*	450	77,238
Take-Two Interactive Software*	590	76,033

		805,154

Materials — 6.4%
Newmont Mining	2,771	85,679
Reliance Steel & Aluminum	1,546	122,010
Royal Gold	2,485	190,426
Valvoline	9,092	181,113

		579,228

Real Estate — 8.7%
Apartment Investment & Management, Cl A ‡	4,668	200,911
CubeSmart ‡	6,759	195,876
Physicians Realty Trust ‡	12,582	208,609
Regency Centers ‡	2,823	178,865

		784,261

Utilities — 6.7%
Aqua America	5,000	162,650
Evergy	2,338	130,905
FirstEnergy	3,898	145,317
WEC Energy Group	2,454	167,854

		606,726

Total Common Stock (Cost $7,989,735)		8,565,653

CASH EQUIVALENT — 6.6%
Federated Government Obligations Fund, Cl I, 2.060%** (Cost $592,653)	592,653	592,653

Total Investments — 101.3% (Cost $8,582,388)		$9,158,306

Percentages are based on Net Assets of $9,044,585.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2018.
‡	Real Estate Investment Trust

Cl	– Class

As of October 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2200

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 26.5%
Agency Mortgage-Backed Obligation — 12.9%
FHLMC
4.124%, VAR ICE LIBOR USD 6 Month+1.621%, 02/01/37	$74,203	$76,593
3.500%, 10/01/47	23,547,192	22,941,570
3.069%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	9,221,630	9,142,229
2.356%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	9,399,822	9,184,829
FHLMC REMIC, Ser 2010-3695, Cl DI, IO
4.500%, 05/15/30	986,711	104,449
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	13,794,000	14,331,867
FHLMC REMIC, Ser 2011-3834, Cl AI, IO
4.000%, 02/15/29	184,044	661
FHLMC REMIC, Ser 2011-3898, Cl FC 2.790%, VAR LIBOR USD 1 Month+0.510%, 11/15/36	2,448,117	2,475,640
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	1,955,306	363,702
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	8,976,359
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	8,341,549	598,952
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	5,699,124	300,426
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	13,089,580	893,979
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	4,709,221	382,006
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	14,366,340	1,010,758
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	23,219,999	2,798,423
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	8,485,208	614,857
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	21,628,563	3,872,475
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	14,621,620	1,360,783
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	2,651,364	374,806
FHLMC, Ser 2015-4492, Cl MA
4.000%, 07/15/43	4,168,760	4,234,320
FHLMC, Ser 2016-4572, Cl LG
2.500%, 08/15/45	3,626,327	3,456,695
FHLMC, Ser 2017-4655, Cl HA
3.500%, 01/15/42	14,599,922	14,521,355
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	5,000,000	4,817,484
FHLMC, Ser 2017-4671, Cl ME
3.000%, 02/15/43	12,726,000	11,875,744
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,535,156
FHLMC, Ser 2017-4679, Cl HA
4.000%, 06/15/44	7,358,237	7,466,039
FHLMC, Ser 2017-4747, Cl HP
3.500%, 02/15/45	2,846,991	2,836,154
FHLMC, Ser 2018-4773, Cl DM
4.000%, 09/15/42	5,000,000	5,045,714

Description	Face Amount	Value
FNMA
5.500%, 04/01/38 to 05/01/44	$9,343,480	$10,000,720
4.500%, 08/01/41	7,251,992	7,513,181
4.000%, 03/01/47	2,104,557	2,118,848
3.996%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.259%, 01/01/38	3,012,100	3,187,396
3.500%, 08/01/46	15,729,840	15,364,967
3.281%, VAR ICE LIBOR USD 12 Month+1.757%, 02/01/42	4,871,617	4,898,436
3.000%, 10/01/32 to 10/01/47	53,457,272	50,566,104
2.790%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	5,236,707	5,209,148
2.710%, 08/01/23	273,026	264,972
2.500%, 11/01/31 to 01/01/57	36,506,460	34,111,527
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	4,148,992	376,904
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	19,487,025	4,429,465
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,740,979	363,121
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	2,674,757	646,953
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	4,415,626	978,896
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	3,620,331	866,177
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	5,509,911	1,203,208
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	9,430,866	915,371
FNMA, Ser 2010-155, Cl JC
4.000%, 12/25/39	27,000,000	27,512,387
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	4,835,082
FNMA, Ser 2011-4, Cl PI, IO
5.000%, 04/25/40	1,814,108	184,516
FNMA, Ser 2012-100, Cl I, IO
2.500%, 07/25/22	4,232,792	144,639
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	6,220,044	608,995
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	15,110,560	1,176,367
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	6,777,238	1,215,951
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,701,540
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	5,656,495	408,484
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	9,563,102
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	12,390,400	1,507,530
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	4,186,959	520,417
FNMA, Ser 2017-4, Cl VD
3.500%, 06/25/37	10,000,000	9,695,598
FNMA, Ser 2017-53, Cl KA
3.500%, 12/25/43	7,645,125	7,562,547
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	6,095,764	416,489

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2010-138, Cl PI, IO
4.000%, 08/20/38	$580,100	$35,213
GNMA, Ser 2012-65, Cl AI, IO
3.500%, 03/20/36	1,667,561	76,252
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	20,152,083	3,797,295
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	1,892,480
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	4,404,216	485,762
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	10,186,119	1,224,368
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	9,679,297	642,330
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	5,694,962	750,753
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	15,223,404	1,313,561
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	14,616,747	1,138,216
GNMA, Ser 2016-H14, Cl FA
2.914%, VAR ICE LIBOR USD 1 Month+0.800%, 06/20/66	2,795,868	2,832,446
GNMA, Ser 53, Cl A
2.250%, 09/16/44	4,821,758	4,509,401

		370,361,140

Commercial Mortgage-Backed Obligation — 11.3%
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/48 (A)(B)	5,473,312	5,462,668
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.571%, 02/10/51 (A)	353,747	353,747
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.571%, 02/10/51 (A)(B)	4,925,000	3,693,750
BANK, Ser 2017-BNK5, Cl A5
3.390%, 06/15/60	9,000,000	8,589,640
BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	15,000,000	14,570,001
BANK, Ser 2018-BN13, Cl A5
4.217%, 08/15/61	3,000,000	3,031,740
BANK, Ser 2018-BN14, Cl A3
3.966%, 09/15/60	10,000,000	9,920,655
BBCMS Trust, Ser 2015-STP, Cl D
4.284%, 09/10/28 (A)(B)	5,000,000	4,947,746
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.465%, 01/12/45 (A)	9,150,000	8,346,942
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/50	10,000,000	9,682,950
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.059%, 06/10/48 (A)	5,000,000	4,671,200
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4
3.465%, 09/15/50	5,000,000	4,785,955
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.832%, 08/15/45 (A)	1,000,000	998,941

Description	Face Amount	Value
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.938%, 04/10/47 (A)(B)	$9,500,000	$8,601,406
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.463%, 12/10/47 (A)	4,000,000	3,839,654
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.971%, 02/15/41 (A)(B)	5,000,000	398,141
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
2.540%, VAR LIBOR USD 1 Month+0.250%, 04/15/37	1,002,779	946,362
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	89,623	88,257
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F
5.100%, 08/15/38 (A)	2,191,529	2,210,708
CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5
4.033%, 04/15/51	10,000,000	9,923,334
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.698%, 11/10/46 (A)(B)	1,000,000	1,041,549
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/58 (A)(B)	4,327,629	4,297,110
Deutsche Bank Commercial Mortgage Trust, Ser 2017-C6, Cl A5
3.328%, 06/10/50	5,000,000	4,748,839
Flagstar Mortgage Trust, Ser 2018-2, Cl A6
3.500%, 04/25/48 (A)(B)	7,493,932	7,318,034
FREMF Mortgage Trust, Ser 2011-K15, Cl B
4.948%, 08/25/44 (A)(B)	4,000,000	4,143,388
FREMF Mortgage Trust, Ser 2012-K21, Cl C
3.936%, 07/25/45 (A)(B)	5,000,000	4,951,503
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.686%, 08/25/45 (A)(B)	4,500,000	4,382,336
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.811%, 06/25/47 (A)(B)	2,000,000	2,001,210
FREMF Mortgage Trust, Ser 2013-K26, Cl C
3.598%, 12/25/45 (A)(B)	5,000,000	4,836,370
FREMF Mortgage Trust, Ser 2015-K720, Cl B
3.390%, 07/25/22 (A)(B)	5,000,000	4,859,675
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.390%, 07/25/22 (A)(B)	8,000,000	7,588,525
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.565%, 11/25/47 (A)(B)	14,000,000	13,349,091
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A)(B)	5,000,000	4,760,577
FREMF Mortgage Trust, Ser 2016-K57, Cl C
3.919%, 08/25/49 (A)(B)	7,840,000	7,360,640
FREMF Mortgage Trust, Ser 2017-K67, Cl B
3.944%, 09/25/49 (A)(B)	2,000,000	1,913,674
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.803%, 12/25/49 (A)(B)	3,403,000	3,202,786

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
GS Mortgage Securities Trust, Ser 2017-G5, Cl AS
3.826%, 03/10/50 (A)	$3,500,000	$3,447,275
GS Mortgage Securities Trust, Ser 2017-GS6, Cl A3
3.433%, 05/10/50	10,000,000	9,587,304
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/50	5,000,000	4,762,799
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/51 (A)	10,000,000	9,941,665
Impact Funding, Ser 2001-AA, Cl C
5.203%, 07/25/33 (A)(B)	259,536	259,717
Impact Funding, Ser 2001-AA, Cl D
5.663%, 07/25/33 (A)(B)	87,994	86,964
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.399%, 06/15/49 (A)	3,328,000	3,025,617
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	3,000,000	3,003,628
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.197%, 02/15/51 (A)	4,250,922	3,942,730
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(B)(F)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	1,253,547	1,254,149
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.268%, 07/15/40 (A)	1,000,000	1,015,610
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D
5.096%, 01/20/41 (A)(B)	3,752,000	3,744,453
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (B)	3,000,000	2,767,726
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM
5.806%, 06/12/50 (A)	29,957	30,048
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.751%, 05/15/49 (A)	2,413,000	2,406,333
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	151,866	153,336
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.947%, 06/11/42 (A)	7,221,560	7,537,474
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.947%, 06/11/42 (A)(B)	500,000	523,817
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.426%, 09/15/47 (A)(B)	2,000,000	2,069,895
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.544%, 05/10/45 (A)(B)	4,750,000	4,912,130

Description	Face Amount	Value
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D
4.893%, 05/10/63 (A)(B)	$7,095,000	$6,595,147
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.893%, 05/10/63 (A)(B)	15,339,806	12,813,087
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.031%, 08/10/49 (A)(B)	3,000,000	3,020,264
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.481%, 12/10/45 (A)(B)	13,384,000	12,382,395
Velocity Commercial Capital Loan Trust, Ser 2011-1
6.216%, VAR LIBOR USD 1 Month+4.000%, 08/25/40 (B)	333,073	334,998
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/43 (A)	1,273,218	1,279,186
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C
5.483%, 12/15/43 (A)	5,000,000	4,953,350
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.722%, 01/15/59 (A)	5,000,000	4,888,299
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,560,983
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,873,485
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl A5
3.418%, 09/15/50	3,500,000	3,338,106
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/60	3,788,000	3,675,576
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 07/17/36 (A)(B)	5,000,000	4,974,321
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/51 (A)	6,000,000	5,970,335
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.692%, 03/15/46 (A)	3,000,000	3,039,583

		323,990,889

Non-Agency Residential Mortgage-Backed Obligation — 2.3%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37 (F)	1,000,000	—
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	5,244,798	5,044,838
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3
3.500%, 10/25/46 (A)(B)	1,896,068	1,821,558
JPMorgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (A)(B)	2,061,564	2,017,030

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.895%, 04/25/43 (A)(B)	$201,704,643	$9,909,789
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (A)(B)	3,277,270	3,208,605
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(B)	6,796,949	6,695,643
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (A)(B)	2,351,978	2,318,859
Sequoia Mortgage Trust, Ser 2018-3, Cl A4
3.500%, 03/25/48 (A)(B)	4,201,088	4,119,788
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (A)(B)	5,867,597	5,862,119
Wells Fargo Mortgage Backed Securities, Ser 2018-1, Cl A7
3.500%, 07/25/47 (A)(B)	7,000,000	6,910,237
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.832%, 06/20/44 (A)(B)	3,353,509	3,284,564
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	2,322,988	2,297,726
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	3,003,685	2,904,753
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	4,042,770	3,907,592
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	4,561,923	4,411,165

		64,714,266

Total Mortgage-Backed Securities (Cost $808,679,331)		759,066,295

U.S. TREASURY OBLIGATIONS — 21.9%
U.S. Treasury Inflationary Protection Securities
1.125%, 01/15/21	5,763,250	5,767,989
1.000%, 02/15/46	5,320,800	4,933,656
0.125%, 04/15/20	1,076,720	1,058,368
U.S. Treasury Notes
2.875%, 05/15/28	200,000,000	195,421,876
2.375%, 08/15/24	50,000,000	48,240,234
2.250%, 11/15/24 to 11/15/25	110,000,000	104,855,665
2.125%, 11/30/24	25,000,000	23,724,609
2.000%, 06/30/24 to 11/15/26	125,000,000	116,662,501
1.625%, 05/15/26	25,000,000	22,535,156
1.500%, 08/15/26	30,000,000	26,677,734
1.000%, 11/30/18	75,000,000	74,930,049
U.S. Treasury STRIPS
3.210%, 02/15/46 (C)	2,000,000	779,797

Total U.S. Treasury Obligations (Cost $650,937,218)		625,587,634

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 16.2%
Communication Services — 1.7%
Amazon.com
2.800%, 08/22/24	$2,000,000	$1,907,390
AT&T
7.875%, 02/15/30 (B)	320,000	375,990
4.300%, 02/15/30 (B)	2,500,000	2,348,774
Frontier Communications
7.125%, 03/15/19	22,180,000	22,235,450
Intelsat Jackson Holdings
8.000%, 02/15/24 (B)	1,000,000	1,046,250
Motorola Solutions
7.500%, 05/15/25	15,493,000	17,464,021
Unison Ground Lease Funding
5.780%, 03/15/20 (B)	4,000,000	3,974,875

		49,352,750

Consumer Discretionary — 1.7%
Anheuser-Busch InBev Finance
3.650%, 02/01/26	15,000,000	14,268,257
Block Financial
4.125%, 10/01/20	5,000,000	5,036,783
Choice Hotels International
5.750%, 07/01/22	5,179,000	5,437,950
General Motors Financial
4.000%, 01/15/25	15,126,000	14,357,501
Jaguar Land Rover Automotive
4.500%, 10/01/27 (B)	3,000,000	2,381,250
L Brands
6.950%, 03/01/33	3,300,000	2,600,400
Lear
5.250%, 01/15/25	1,500,000	1,536,995
McDonald’s MTN
2.625%, 01/15/22	3,000,000	2,917,635
Silversea Cruise Finance
7.250%, 02/01/25 (B)	250,000	269,377

		48,806,148

Consumer Staples — 0.0%
Pyxus International
9.875%, 07/15/21	250,000	239,375

Energy — 3.3%
Apache
7.750%, 12/15/29	4,138,000	5,079,255
Lukoil International Finance BV
4.563%, 04/24/23	3,000,000	2,947,050
Midcontinent Express Pipeline
6.700%, 09/15/19 (B)	6,787,000	6,920,875
Noble Holding International
6.050%, 03/01/41	11,362,000	8,294,260
4.625%, 03/01/21	5,500,000	5,293,750
Petrobras Global Finance BV
8.750%, 05/23/26	2,000,000	2,233,700
5.299%, 01/27/25	2,000,000	1,907,500
Petroleos Mexicanos
5.350%, 02/12/28 (B)	2,000,000	1,781,800
PHI
5.250%, 03/15/19	30,750,000	26,983,125
Seadrill New Finance
4.000% cash/8.000% PIK, 07/15/25 (B)(D)	2,329,612	2,504,333

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
Transocean
7.250%, 11/01/25 (B)	$2,500,000	$2,431,250
6.500%, 11/15/20	19,277,000	19,783,021
Weatherford International
4.500%, 04/15/22	8,835,000	6,582,075

		92,741,994

Financials — 6.2%
Assured Guaranty US Holdings
5.000%, 07/01/24	7,272,000	7,549,087
Avison Young Canada
9.500%, 12/15/21 (B)	4,250,000	4,451,875
Bank of Nova Scotia
3.125%, 04/20/21	6,300,000	6,253,079
Capital One Financial
4.200%, 10/29/25	500,000	482,508
3.800%, 01/31/28	10,000,000	9,213,440
Commonwealth Bank of Australia NY MTN
2.550%, 03/15/21	8,580,000	8,404,706
Deutsche Bank
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.003%, 12/29/49	1,000,000	920,000
Deutsche Bank NY
3.150%, 01/22/21	29,816,000	29,073,171
Enova International
8.500%, 09/15/25 (B)	10,000,000	9,475,000
Farmers Exchange Capital
7.050%, 07/15/28 (B)	6,075,000	7,020,223
First American Financial
4.300%, 02/01/23	1,000,000	992,514
Genworth Holdings
7.625%, 09/24/21	11,000,000	11,192,500
Navient MTN
5.500%, 01/25/23	14,000,000	13,747,580
5.100%, VAR CPI YOY+2.150%, 12/15/20	3,525,000	3,547,031
PNC Bank
3.250%, 01/22/28	8,000,000	7,563,226
Royal Bank of Canada MTN
6.350%, 08/29/19	3,000,000	3,039,300
Royal Bank of Scotland Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/49	4,000,000	4,066,000
Societe Generale
5.000%, 01/17/24 (B)	4,025,000	4,032,782
Synchrony Financial
4.500%, 07/23/25	9,905,000	9,387,969
2.700%, 02/03/20	11,030,000	10,882,378
TMX Finance
11.125%, 04/01/23 (B)	21,000,000	19,713,750
Wachovia
6.605%, 10/01/25	5,650,000	6,260,101

		177,268,220

Health Care — 0.3%
CHS
8.000%, 11/15/19	8,500,000	8,181,250
CVS Health
4.300%, 03/25/28	1,000,000	975,226

		9,156,476

Industrials — 1.1%
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,569,974

Description	Face Amount	Value
Flowserve
4.000%, 11/15/23	$1,000,000	$985,065
Hertz
5.875%, 10/15/20	11,233,000	10,994,299
5.500%, 10/15/24 (B)	1,000,000	767,500
IDEX
4.200%, 12/15/21	100,000	100,923
Zachry Holdings
7.500%, 02/01/20 (B)	12,199,000	12,122,756

		31,540,517

Information Technology — 1.4%
Apple
3.200%, 05/13/25	17,712,000	17,156,947
DynCorp International
11.875% cash/1.500% PIK, 11/30/20 (D)	6,895,227	7,162,417
Flex
4.625%, 02/15/20	15,000,000	15,045,116
Keysight Technologies
4.550%, 10/30/24	1,000,000	1,009,837

		40,374,317

Materials — 0.1%
First Quantum Minerals
7.000%, 02/15/21 (B)	4,025,000	3,935,243

Real Estate — 0.2%
CBL & Associates
5.250%, 12/01/23	3,750,000	3,150,000
4.600%, 10/15/24	2,000,000	1,590,000

		4,740,000

Sovereign — 0.2%
Kreditanstalt fuer Wiederaufbau MTN
1.500%, 04/20/20	5,000,000	4,896,835

Total Corporate Obligations (Cost $470,624,789)		463,051,875

COLLATERALIZED LOAN OBLIGATIONS — 16.1%
Apidos Funding RR Subsidiary, Ser 2018-12RR, Cl A
3.966%, VAR ICE LIBOR USD 3 Month+1.530%, 04/15/31 (B)	3,000,000	2,999,232
Apidos XXVIII, Ser 2017-28A, Cl A2
3.869%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/31 (B)	15,000,000	14,801,130
Avery Point IV, Ser 2017-1A, Cl BR
4.090%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (B)	7,500,000	7,514,362
BCC Middle Market, Ser 2018-1A, Cl A1A
3.769%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/30 (B)	12,000,000	11,987,568
Benefit Street Partners III, Ser 2017-IIIA, Cl A1R
3.719%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/29 (B)	15,000,000	15,026,700
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
6.369%, VAR ICE LIBOR USD 3 Month+3.900%, 07/20/29 (B)	2,000,000	2,010,550

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
9.069%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (B)	$5,000,000	$5,003,340
Benefit Street Partners IV, Ser 2016-IVA, Cl A1R
3.959%, VAR ICE LIBOR USD 3 Month+1.490%, 01/20/29 (B)	10,000,000	10,022,210
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
9.719%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (B)	1,000,000	999,621
Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR
3.569%, VAR ICE LIBOR USD 3 Month+1.100%, 01/20/31 (B)	5,450,000	5,444,517
Benefit Street Partners X, Ser 2016-10A, Cl A1
3.926%, VAR ICE LIBOR USD 3 Month+1.490%, 01/15/29 (B)	4,000,000	4,003,584
Burnham Park, Ser 2016-1A, Cl B
4.269%, VAR ICE LIBOR USD 3 Month+1.800%, 10/20/29 (B)	4,000,000	3,998,104
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
4.249%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (B)	4,500,000	4,463,374
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
3.138%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/31 (B)	15,000,000	14,952,540
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
3.472%, VAR ICE LIBOR USD 3 Month+1.140%, 07/15/31 (B)	15,845,000	15,869,908
CIFC Funding, Ser 2018-1A, Cl A
3.445%, VAR ICE LIBOR USD 3 Month+1.000%, 04/18/31 (B)	10,000,000	9,948,100
CIFC Funding, Ser 2018-1A, Cl C
4.195%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (B)	2,000,000	1,952,388
Emerson Park, Ser 2017-1A, Cl DR
5.836%, VAR ICE LIBOR USD 3 Month+3.400%, 07/15/25 (B)	4,500,000	4,502,867
Fortress Credit Opportunities IX, Ser 2017-9A, Cl A1T
3.864%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/29 (B)	11,000,000	10,988,758
Galaxy XXI, Ser 2015-21A, Cl AR
3.489%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31 (B)	5,000,000	4,971,420
GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R
4.014%, VAR ICE LIBOR USD 3 Month+1.680%, 06/15/34 (B)	15,000,000	14,992,110
GoldentTree Loan Management US, Ser 2017-1A, Cl A
3.689%, VAR ICE LIBOR USD 3 Month+1.220%, 04/20/29 (B)	17,000,000	17,012,886

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-17A, Cl A1R
4.140%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (B)	$9,000,000	$9,017,037
Golub Capital Partners, Ser 2017-19RA, Cl A1A
3.808%, VAR ICE LIBOR USD 3 Month+1.300%, 07/26/29 (B)	20,000,000	20,052,320
Golub Capital Partners, Ser 2017-21A, Cl AR
3.960%, VAR ICE LIBOR USD 3 Month+1.470%, 01/25/31 (B)	11,000,000	10,973,226
Golub Capital Partners, Ser 2017-21A, Cl CR
4.940%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (B)	2,000,000	1,988,760
Golub Capital Partners, Ser 2017-22A, Cl AR
3.649%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/31 (B)	9,000,000	8,998,659
Golub Capital Partners, Ser 2017-23A, Cl AR
3.669%, VAR ICE LIBOR USD 3 Month+1.200%, 01/20/31 (B)	20,000,000	20,001,820
Golub Capital Partners, Ser 2017-23A, Cl BR
4.019%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (B)	4,000,000	3,949,904
Golub Capital Partners, Ser 2017-24A, Cl AR
3.941%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (B)	9,500,000	9,506,679
Golub Capital Partners, Ser 2017-24A, Cl DR
6.241%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (B)	3,000,000	3,007,566
Golub Capital Partners, Ser 2017-34A, Cl A1
4.191%, VAR ICE LIBOR USD 3 Month+1.850%, 03/08/29 (B)	7,000,000	7,014,189
Golub Capital Partners, Ser 2018-26A, Cl BR
3.898%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (B)	4,000,000	3,948,588
Golub Capital Partners, Ser 2018-36A, Cl A
3.641%, VAR ICE LIBOR USD 3 Month+1.300%, 02/05/31 (B)	11,000,000	11,012,309
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
3.531%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/31 (B)	13,000,000	12,999,311
LCM XXII, Ser 2016-22A, Cl A1
3.949%, VAR ICE LIBOR USD 3 Month+1.480%, 10/20/28 (B)	6,200,000	6,231,924
MCF IV, Ser 2017-1A, Cl AR
4.019%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (B)	10,000,000	9,956,150
MCF IV, Ser 2017-1A, Cl CR
5.119%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (B)	3,000,000	2,992,524

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
NewStar Berkeley Fund, Ser 2016-1A, Cl A
4.590%, VAR ICE LIBOR USD 3 Month+2.100%, 10/25/28 (B)	$5,000,000	$5,020,210
NXT Capital, Ser 2015-1A, Cl E
8.769%, VAR ICE LIBOR USD 3 Month+6.300%, 04/21/27 (B)	14,000,000	13,175,736
NXT Capital, Ser 2017-1A, Cl A
4.169%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (B)	9,000,000	9,000,171
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
3.599%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/26 (B)	19,268,598	19,286,826
Oak Hill Credit Partners X, Ser 2017-10A, Cl CR
4.589%, VAR ICE LIBOR USD 3 Month+2.120%, 07/20/26 (B)	5,100,000	5,096,787
Oaktree EIF II, Ser 2017-IIIA, Cl A2
3.899%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (B)	7,250,000	7,235,449
Octagon Investment Partners XX, Ser 2017-1A, Cl BR
3.838%, VAR ICE LIBOR USD 3 Month+1.500%, 08/12/26 (B)	10,000,000	9,992,210
OHA Credit Partners VII, Ser 2016-7A, Cl DR
6.522%, VAR ICE LIBOR USD 3 Month+4.200%, 11/20/27 (B)	6,500,000	6,489,711
OZLM Funding IV, Ser 2017-4A, Cl A2R
4.169%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (B)	5,000,000	4,999,730
OZLM XVI, Ser 2017-16A, Cl A1
3.575%, VAR ICE LIBOR USD 3 Month+1.260%, 05/16/30 (B)	10,000,000	10,013,600
Parallel, Ser 2015-1A, Cl AR
3.198%, 07/20/27	4,000,000	3,998,416
Parallel, Ser 2017-1A, Cl A1
3.779%, VAR ICE LIBOR USD 3 Month+1.310%, 07/20/29 (B)	8,500,000	8,505,389
Race Point IX, Ser 2017-9A, Cl BR
4.586%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (B)	1,000,000	1,000,606
Sudbury Mill, Ser 2013-1A, Cl E
7.199%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (B)	1,500,000	1,468,215
TCI-Symphony, Ser 2016-1A, Cl D
6.236%, VAR ICE LIBOR USD 3 Month+3.800%, 10/13/29 (B)	6,250,000	6,254,913
Thayer Park, Ser 2017-1A, Cl B
4.819%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/29 (B)	9,500,000	9,500,846
Zais, Ser 2017-1A, Cl A2
3.936%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (B)	10,000,000	10,024,090
Zais, Ser 2018-1A, Cl B
3.886%, VAR ICE LIBOR USD 3 Month+1.450%, 04/15/29 (B)	5,000,000	4,981,610

Total Collateralized Loan Obligations (Cost $460,553,128)		461,160,750

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 10.7%
Automotive — 6.5%
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl C
4.840%, 10/12/21 (B)	$3,704,906	$3,728,020
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (B)	3,250,000	3,379,299
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C
4.260%, 08/12/22 (B)	3,250,000	3,275,241
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (B)	1,000,000	1,005,005
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C
2.720%, 06/10/22 (B)	3,575,000	3,558,254
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (B)	2,180,000	2,183,766
American Credit Acceptance Receivables Trust, Ser 2018-1, Cl D
3.930%, 04/10/24 (B)	4,200,000	4,194,849
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D
4.280%, 11/16/20 (B)	3,610,000	3,612,519
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D
4.660%, 06/15/21 (B)	3,370,000	3,352,595
CarMax Auto Owner Trust, Ser 2016-4, Cl D
2.910%, 04/17/23	3,500,000	3,434,209
CarMax Auto Owner Trust, Ser 2017-3, Cl D
3.460%, 10/16/23	5,250,000	5,177,128
Carnow Auto Receivables Trust, Ser 2017-1A, Cl C
5.750%, 10/16/23 (B)	2,000,000	1,985,730
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (B)	1,000,000	1,010,508
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	4,000,000	4,045,603
CPS Auto Receivables Trust, Ser 2015-C, Cl E
6.540%, 08/16/21 (B)	1,750,000	1,827,920
CPS Auto Receivables Trust, Ser 2016-A, Cl E
7.650%, 12/15/21 (B)	6,000,000	6,252,632
CPS Auto Receivables Trust, Ser 2016-A, Cl F
7.650%, 03/15/23 (B)	10,540,000	10,766,482
CPS Auto Receivables Trust, Ser 2016-B, Cl C
4.220%, 03/15/22 (B)	3,500,000	3,525,316
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (B)	6,500,000	6,913,463
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	8,000,000	8,235,713

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
Drive Auto Receivables Trust, Ser 2016-BA, Cl D
4.530%, 08/15/23 (B)	$2,000,000	$2,031,767
Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.230%, 04/15/20	764,537	764,143
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	7,835,000	7,824,010
DT Auto Owner Trust, Ser 2016-4A, Cl E
6.490%, 09/15/23 (B)	3,520,000	3,603,619
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D
4.930%, 12/15/20 (B)	1,155,458	1,157,713
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	12,000,000	12,216,973
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	5,000,000	5,175,300
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C
5.520%, 10/15/21 (B)	3,000,000	3,048,651
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl B
3.000%, 12/15/21 (B)	5,430,000	5,421,864
Flagship Credit Auto Trust, Ser 2014-1, Cl D
4.830%, 06/15/20 (B)	2,080,000	2,081,304
Flagship Credit Auto Trust, Ser 2015-1, Cl D
5.260%, 07/15/21 (B)	5,190,000	5,260,278
Flagship Credit Auto Trust, Ser 2015-1, Cl E
5.990%, 07/15/22 (B)	3,000,000	3,026,786
Flagship Credit Auto Trust, Ser 2015-3, Cl D
7.120%, 11/15/22 (B)	5,000,000	5,143,876
Flagship Credit Auto Trust, Ser 2016-1, Cl D
8.590%, 05/15/23 (B)	15,380,000	16,185,706
Flagship Credit Auto Trust, Ser 2016-3, Cl D
3.890%, 11/15/22 (B)	5,000,000	4,996,286
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/22	7,000,000	6,983,670
Honor Automobile Trust Securitization, Ser 2016-1A, Cl B
5.760%, 04/15/21 (B)	9,930,000	9,928,363
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C
8.050%, 11/15/22 (B)	2,500,000	2,504,270
Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E
6.520%, 06/15/22 (B)	5,000,000	5,064,791
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (B)	3,000,000	2,997,370

		186,880,992

Description	Face Amount	Value
Other Asset-Backed Securities — 3.3%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	$2,876,195	$3,065,228
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	809,853	884,351
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	2,111,457	2,133,163
Business Jet Securities, Ser 2018-2, Cl A
4.447%, 06/15/33 (B)	6,692,237	6,687,188
Business Jet Securities, Ser 2018-2, Cl C
6.656%, 06/15/33 (B)	2,873,029	2,874,700
CFG Investments, Ser 2017-1, Cl A
7.870%, 11/15/26 (B)	13,000,000	13,289,893
Credibly Asset Securitization, Ser 2018-1A, Cl A
4.800%, 11/15/23 (B)	6,000,000	6,006,864
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (B)	8,295,000	7,672,875
Harley Marine Financing, Ser 2018-1A, Cl B
7.869%, 05/15/43 (B)	6,000,000	5,776,440
Harvest SBA Loan Trust, Ser 2018-1, Cl A
4.466%, VAR ICE LIBOR USD 1 Month+2.250%, 08/25/44 (B)	7,630,848	7,630,848
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (B)	2,854,167	2,908,592
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (B)	6,000,000	6,265,296
SFS Asset Securitization, Ser 2018-1, Cl A
4.793%, 05/15/23 (B)	5,500,000	5,549,946
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (B)	6,000,000	5,970,064
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	4,471,250	4,220,311
Tidewater Sales Finance Master Trust, Ser 2017-AA, Cl A
4.550%, 04/15/21 (B)	6,000,000	5,993,739
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	2,998,563	3,116,448
Triton Container Finance V, Ser 2018-1A, Cl A
3.950%, 03/20/43 (B)	2,825,000	2,784,859

		92,830,805

Student Loan — 0.9%
Brazos Student Finance, Ser 2009-1, Cl B
4.873%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	5,000,000	4,724,220
College Ave Student Loans, Ser 2018-A, Cl A1
3.481%, VAR ICE LIBOR USD 1 Month+1.200%, 12/26/47 (B)	3,944,283	3,954,534
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (B)	3,209,887	3,098,019

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
3.781%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (B)	$10,000,000	$9,875,855
SLM Student Loan Trust, Ser 2012-7, Cl B
4.081%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	5,017,246

		26,669,874

Total Asset-Backed Securities (Cost $302,742,278)		306,381,671

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FFCB
3.460%, 10/24/23	10,000,000	9,984,080
3.150%, 02/14/25	8,000,000	7,858,392
3.060%, 04/19/27	4,500,000	4,253,931
FHLB
3.000%, 10/12/21	10,000,000	9,988,610
2.050%, 12/06/21	1,350,000	1,305,451
FHLMC
2.220%, 05/16/22	6,000,000	5,794,536
2.000%, 2.500%, 12/27/18, 12/27/22 (E)	4,000,000	3,936,628
1.125%, 08/12/21	1,000,000	950,689
FNMA
2.875%, 10/30/20	10,000,000	9,984,400
2.250%, 10/30/24	10,000,000	9,448,650

Total U.S. Government Agency Obligations (Cost $64,597,370)		63,505,367

MUNICIPAL BONDS — 2.1%
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,404,994
California State, Build America Bonds, GO
Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,178,230
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 06/01/22 (F)	1,570,000	1,440,836
3.200%, 06/01/21 (F)	1,580,000	1,471,075
Dallas County, Schools Tax, GO
4.000%, 06/01/19 (F)	1,500,000	1,455,000
3.000%, 06/01/19 (F)	940,000	911,800
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/19 (F)	5,400,000	2,625,750
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/16 (F)	11,190,000	5,441,137
Hidalgo County, Build America Bonds, GO, AGC
Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	510,935
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,265,590

Description	Face Amount	Value
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100 6.000%, 07/01/26	$1,000,000	$1,067,040
Mission, Economic Development, Nelson Gardens Energy, RB
Callable 12/01/20 @ 300 10.875%, 12/01/28 (F)(G)	3,315,000	33,150
9.750%, 12/01/25 (F)(G)	3,045,000	30,450
8.550%, 12/01/21 (F)(G)	2,125,000	1,795,370
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100 8.910%, 02/01/30	16,540,000	17,602,695
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,183,450
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,627,876
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100 8.750%, 08/15/27	1,185,000	1,220,538
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,206,774
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,390,780

Total Municipal Bonds (Cost $72,786,975)		59,863,470

SOVEREIGN DEBT — 0.7%
Argentine Republic Government International Bond
6.875%, 01/11/48	9,202,000	6,740,465
Brazilian Government International Bond
4.625%, 01/13/28	2,000,000	1,876,020
Kenya Government International Bond
7.250%, 02/28/28 (B)	3,000,000	2,829,300
7.250%, 02/28/28	1,000,000	943,100
Mexico Government International Bond
3.625%, 03/15/22	1,000,000	988,000
Turkey Government International Bond
6.125%, 10/24/28	1,000,000	890,966
4.250%, 04/14/26	1,000,000	823,364
Ukraine Government International Bond
7.750%, 09/01/19	4,000,000	4,012,400

Total Sovereign Debt (Cost $19,827,784)		19,103,615

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Shares/Face Amount	Value
COMMON STOCK — 0.2%
Seadrill Ltd.*	206,695	$4,266,404
Seadrill Ltd.	33,396	679,942

Total Common Stock (Cost $536,742)		4,946,346

CASH EQUIVALENT — 0.3%
Federated Government Obligations Fund, Cl I, 2.060%** (Cost $10,147,537)	10,147,537	10,147,537

REPURCHASE AGREEMENTS (H) — 2.9%
KGS-Alpha Capital Markets*** 2.580%, dated 10/09/18, to be repurchased on 11/09/18, repurchase price $10,022,217 (collateralized by various FMAC/FNMA/GNMA obligations, par value $1,000 - $32,777,218, 0.000% - 5.000%, 09/20/38 - 07/20/68, with total market value of $10,723,523)	$10,000,000	10,000,000
KGS-Alpha Capital Markets*** 2.580%, dated 10/11/18, to be repurchased on 11/13/18, repurchase price $10,023,650 (collateralized by various FMAC/FNMA/GNMA obligations, par value $1,106 - $149,000,000, 0.000% - 6.500%, 06/20/34 - 09/20/68, with total market value of $10,756,509)	10,000,000	10,000,000
KGS-Alpha Capital Markets*** 2.580%, dated 10/15/18, to be repurchased on 11/05/18, repurchase price $10,015,050 (collateralized by various FMAC/FNMA obligations, par value $100,000 - $10,075,841, 3.841% - 7.169%, 06/15/44 - 01/15/54, with total market value of $10,305,799)	10,000,000	10,000,000
KGS-Alpha Capital Markets*** 2.580%, dated 10/15/18, to be repurchased on 11/15/18, repurchase price $10,022,217 (collateralized by various FMAC/FNMA/GNMA obligations, par value $61,856 - $26,423,900, 1.378% - 8.962%, 03/25/42 - 06/20/68, with total market value of $10,736,008)	10,000,000	10,000,000
KGS-Alpha Capital Markets*** 2.580%, dated 10/17/18, to be repurchased on 11/16/18, repurchase price $10,021,500 (collateralized by various FMAC/FNMA/GNMA obligations, par value $5,342 - $45,548,016, 0.000% - 7.366%, 07/15/37 - 04/20/68, with total market value of $10,846,861)	10,000,000	10,000,000

Description	Face Amount	Value
KGS-Alpha Capital Markets*** 2.580%, dated 10/19/18, to be repurchased on 11/19/18, repurchase price $10,022,217 (collateralized by various FMAC/FNMA/GNMA obligations, par value $72,924 - $50,000,000, 1.111% - 4.500%, 07/01/35 - 05/20/68, with total market value of $10,894,656)	$10,000,000	$10,000,000
KGS-Alpha Capital Markets*** 2.590%, dated 10/24/18, to be repurchased on 11/26/18, repurchase price $10,023,742 (collateralized by various FNMA/GNMA obligations, par value $21,166 - $50,216,557, 1.111% - 5.000%, 09/25/24 - 07/20/68, with total market value of $10,889,384)	10,000,000	10,000,000
KGS-Alpha Capital Markets*** 2.600%, dated 10/29/18, to be repurchased on 11/29/18, repurchase price $5,011,194 (collateralized by various FMAC/FNMA/GNMA obligations, par value $5,755 - $35,027,737, 0.000% - 9.000%, 01/25/19 - 03/20/68, with total market value of $5,449,034)	5,000,000	5,000,000
KGS-Alpha Capital Markets*** 2.230%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $7,000,434 (collateralized by various FNMA obligations, par value $525,798 - $61,366,620, 3.734% - 13.511%, 11/25/20 - 07/25/48, with total market value of $7,630,000)	7,000,000	7,000,000

Total Repurchase Agreements (Cost $82,000,000)		82,000,000

Total Investments — 99.8% (Cost $2,943,433,152)		$2,854,814,560

Percentages are based on Net Assets of $2,861,408,415.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2018.
***	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2018 was $1,037,872,924 and represents 36.3% of Net Assets.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Distributions are paid-in-kind.
(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(F)	Security in default on interest payments.
(G)	Level 3 security in accordance with fair value hierarchy.
(H)	Tri-Party Repurchase Agreement.

AGC – Assured Guaranty Corporation

Cl – Class

CPI YOY – Consumer Price Index Year-over-Year

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Freddie Mac

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

IO – Interest Only - face amount represents notional amount

LIBOR – London Interbank Offered Rates

Ltd. – Limited

MTN – Medium Term Note

PIK – Payment-in-Kind

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

USD – United States Dollar

VAR – Variable Rate Security

The following is a list of the level of inputs used as of October 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$759,066,295	$—	$759,066,295
U.S. Treasury Obligations	625,587,634	—	—	625,587,634
Corporate Obligations	—	463,051,875	—	463,051,875
Collateralized Loan Obligations	—	461,160,750	—	461,160,750
Asset-Backed Securities	—	306,381,671	—	306,381,671
U.S. Government Agency Obligations	—	63,505,367	—	63,505,367
Municipal Bonds	—	58,004,500	1,858,970	59,863,470
Sovereign Debt	—	19,103,615	—	19,103,615
Common Stock	4,946,346	—	—	4,946,346
Cash Equivalent	10,147,537	—	—	10,147,537
Repurchase Agreements	—	82,000,000	—	82,000,000

Total Investments in Securities	$640,681,517	$2,212,274,073	$1,858,970	$2,854,814,560

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

Amounts designated “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2200

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 32.7%
Collateralized Loan Obligation — 32.7%
BCC Funding XIII, Ser 2016-1, Cl E
6.000%, 11/20/22 (A)	$1,500,000	$1,523,670
BCC Middle Market, Ser 2018-1A, Cl B
5.219%, VAR ICE LIBOR USD 3 Month+3.000%, 10/20/30 (A)	1,000,000	996,184
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
9.069%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	2,500,000	2,501,670
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
9.719%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (A)	2,000,000	1,999,242
Carlyle Global Market Strategies, Ser 2018-1A, Cl B
4.319%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/31 (A)	2,000,000	1,982,818
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
4.249%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (A)	1,250,000	1,239,826
Chenango Park, Ser 2018-1A, Cl B
4.286%, VAR ICE LIBOR USD 3 Month+1.850%, 04/15/30 (A)	1,000,000	991,213
CIFC Funding, Ser 2018-1A, Cl C
4.195%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	500,000	488,097
Fortress Credit Opportunities IX, Ser 2017-9A, Cl C
4.964%, VAR ICE LIBOR USD 3 Month+2.650%, 11/15/29 (A)	1,400,000	1,381,162
Galaxy XXIX, Ser 2018-29A, Cl D
4.714%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	500,000	495,100
Golub Capital Partners, Ser 2017-17A, Cl BR
5.390%, VAR ICE LIBOR USD 3 Month+2.900%, 10/25/30 (A)	1,500,000	1,501,898
Golub Capital Partners, Ser 2017-19RA, Cl B
5.058%, VAR ICE LIBOR USD 3 Month+2.550%, 07/26/29 (A)	2,000,000	2,001,028
Golub Capital Partners, Ser 2017-21A, Cl CR
4.940%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	3,000,000	2,983,140
Golub Capital Partners, Ser 2017-22A, Cl CR
4.319%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/31 (A)	1,500,000	1,463,289
Golub Capital Partners, Ser 2017-23A, Cl BR
4.019%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	1,000,000	987,476
Golub Capital Partners, Ser 2017-23A, Cl CR
4.269%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (A)	2,000,000	1,950,880

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-24A, Cl DR
6.241%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	$2,000,000	$2,005,044
Golub Capital Partners, Ser 2018-26A, Cl BR
3.898%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	1,000,000	987,147
Golub Capital Partners, Ser 2018-36A, Cl B
3.991%, VAR ICE LIBOR USD 3 Month+1.650%, 02/05/31 (A)	2,000,000	1,986,228
Golub Capital Partners, Ser 2018-36A, Cl C
4.441%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/31 (A)	1,500,000	1,473,937
Jay Park, Ser 2016-1A, Cl D
9.348%, VAR ICE LIBOR USD 3 Month+7.000%, 10/20/27 (A)	1,000,000	1,000,000
Jay Park, Ser 2018-1A, Cl BR
4.527%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/27 (A)	1,000,000	1,000,000
JFIN, Ser 2013-1A, Cl D
7.219%, VAR ICE LIBOR USD 3 Month+4.750%, 01/20/25 (A)	1,000,000	997,325
LCM XXII, Ser 2016-22A, Cl D
9.119%, VAR ICE LIBOR USD 3 Month+6.650%, 10/20/28 (A)	1,800,000	1,799,539
Madison Park Funding XII, Ser 2014-12A, Cl D
5.969%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (A)	3,000,000	2,993,661
MCF IV, Ser 2017-1A, Cl CR
5.119%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	1,000,000	997,508
MCF VIII, Ser 2018-1A, Cl B
4.290%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/30 (A)	3,000,000	2,954,853
Northwoods Capital XV, Ser 2017-15A, Cl C
4.988%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (A)	1,000,000	1,002,351
NXT Capital, Ser 2015-1A, Cl E
8.769%, VAR ICE LIBOR USD 3 Month+6.300%, 04/21/27 (A)	1,500,000	1,411,686
NXT Capital, Ser 2017-1A, Cl C
5.569%, VAR ICE LIBOR USD 3 Month+3.100%, 04/20/29 (A)	1,000,000	998,890
Oaktree, Ser 2014-2A, Cl D
7.719%, VAR ICE LIBOR USD 3 Month+5.250%, 10/20/26 (A)	3,000,000	2,989,362
Octagon Investment Partners XXI, Ser 2014-1A, Cl D
8.919%, VAR ICE LIBOR USD 3 Month+6.600%, 11/14/26 (A)	1,500,000	1,495,661
OZLM Funding IV, Ser 2017-4A, Cl BR
4.669%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (A)	2,000,000	1,992,204
OZLM XVI, Ser 2017-16A, Cl B
4.865%, VAR ICE LIBOR USD 3 Month+2.550%, 05/16/30 (A)	1,000,000	1,001,175
Parallel, Ser 2017-1A, Cl C
4.919%, VAR ICE LIBOR USD 3 Month+2.450%, 07/20/29 (A)	1,000,000	1,001,187

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
Race Point IX, Ser 2017-9A, Cl BR
4.586%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (A)	$3,000,000	$3,001,818
Race Point IX, Ser 2017-9A, Cl DR
9.336%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (A)	2,000,000	2,011,580
Sudbury Mill, Ser 2013-1A, Cl E
7.199%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	4,700,000	4,600,407
TCI-Symphony, Ser 2016-1A, Cl E
9.136%, VAR ICE LIBOR USD 3 Month+6.700%, 10/13/29 (A)	3,000,000	2,998,431
Thayer Park, Ser 2017-1A, Cl D
8.569%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29 (A)	1,000,000	1,003,808
Zais, Ser 2017-1A, Cl C
5.236%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (A)	1,000,000	1,000,672

Total Collateralized Loan Obligations (Cost $68,146,978)		69,191,167

ASSET-BACKED SECURITIES — 30.8%
Automotive — 18.3%
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (A)	1,500,000	1,559,677
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (A)	2,000,000	2,010,010
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C
2.720%, 06/10/22 (A)	1,000,000	995,316
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (A)	2,500,000	2,504,319
CarFinance Capital Auto Trust, Ser 2015-1A, Cl E
5.490%, 01/18/22 (A)	2,250,000	2,245,793
Carnow Auto Receivables Trust, Ser 2017-1A, Cl C
5.750%, 10/16/23 (A)	2,000,000	1,985,730
CPS Auto Receivables Trust, Ser 2014-C, Cl E
5.910%, 11/15/21 (A)	1,500,000	1,509,966
CPS Auto Receivables Trust, Ser 2015-A, Cl E
6.190%, 05/16/22 (A)	1,100,000	1,108,493
CPS Auto Receivables Trust, Ser 2015-C, Cl F
7.510%, 11/15/22 (A)	1,500,000	1,556,588
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (A)	1,500,000	1,595,414
CPS Auto Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (A)	1,155,000	1,189,031
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	2,000,000	1,997,195
DT Auto Owner Trust, Ser 2016-2A, Cl D
5.430%, 11/15/22 (A)	1,500,000	1,519,968

Description	Face Amount	Value
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (A)	$1,500,000	$1,548,868
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (A)	1,930,000	1,964,897
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D
5.790%, 05/16/22 (A)	1,500,000	1,537,567
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (A)	1,500,000	1,552,590
First Investors Auto Owner Trust, Ser 2016-2A, Cl E
5.750%, 09/15/23 (A)	1,250,000	1,271,308
Flagship Credit Auto Trust, Ser 2014-1, Cl E
5.710%, 08/16/21 (A)	1,750,000	1,751,352
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/23 (A)	900,000	950,619
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/22	2,000,000	1,995,334
Honor Automobile Trust Securitization, Ser 2016-1A, Cl B
5.760%, 04/15/21 (A)	1,120,000	1,119,815
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C
8.050%, 11/15/22 (A)	1,000,000	1,001,708
United Auto Credit Securitization Trust, Ser 2016-2, Cl E
5.500%, 01/10/23 (A)	2,265,000	2,276,475

		38,748,033

Credit Card — 4.0%
American Express Credit Account Master Trust, Ser 2018-5, Cl A
2.620%, VAR ICE LIBOR USD 1 Month+0.340%, 12/15/25	8,500,000	8,506,799

Other Asset-Backed Securities — 8.5%
Business Jet Securities, Ser 2018-2, Cl A
4.447%, 06/15/33 (A)	692,300	691,778
Business Jet Securities, Ser 2018-2, Cl C
6.656%, 06/15/33 (A)	663,007	663,392
CFG Investments, Ser 2017-1, Cl A
7.870%, 11/15/26 (A)	2,000,000	2,044,599
CLI Funding, Ser 2018-1A, Cl B
4.930%, 04/18/43 (A)	947,964	935,385
Credibly Asset Securitization, Ser 2018-1A, Cl A
4.800%, 11/15/23 (A)	1,500,000	1,501,716
Harley Marine Financing, Ser 2018-1A, Cl B
7.869%, 05/15/43 (A)	2,000,000	1,925,480
Kabbage Asset Securitization, Ser 2017-1, Cl B
5.794%, 03/15/22 (A)	1,750,000	1,770,358
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	500,000	496,749
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	475,694	484,765

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (A)	$1,000,000	$1,044,216
SFS Asset Securitization, Ser 2018-1, Cl A
4.793%, 05/15/23 (A)	1,500,000	1,513,621
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (A)	1,000,000	995,011
Springleaf Funding Trust, Ser 2015-AA, Cl D
6.310%, 11/15/24 (A)	2,620,000	2,616,680
Vantage Data Centers Issuer, Ser 2018-1A, Cl A2
4.072%, 02/16/43 (A)	993,333	990,489
Westgate Resorts, Ser 2014-1A, Cl C
5.500%, 12/20/26 (A)	244,449	244,382

		17,918,621

Total Asset-Backed Securities (Cost $64,623,804)		65,173,453

CORPORATE OBLIGATIONS — 26.6%
Communication Services — 2.1%
AT&T
4.300%, 02/15/30 (A)	2,639,000	2,479,366
Frontier Communications
7.125%, 03/15/19	2,000,000	2,005,000

		4,484,366

Consumer Discretionary — 5.9%
Advance Auto Parts
4.500%, 12/01/23	1,000,000	1,017,844
Dillard’s
7.000%, 12/01/28	500,000	519,968
Expedia
3.800%, 02/15/28	2,000,000	1,810,240
Fresenius Medical Care US Finance II
4.750%, 10/15/24 (A)	400,000	410,808
GameStop
5.500%, 10/01/19 (A)	460,000	460,000
Guanay Finance
6.000%, 12/15/20 (A)	244,595	245,818
INVISTA Finance
4.250%, 10/15/19 (A)	3,260,000	3,266,846
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,587,500
L Brands
6.950%, 03/01/33	1,367,000	1,077,196
Neiman Marcus Group
8.000%, 10/15/21 (A)	450,000	270,000
Under Armour
3.250%, 06/15/26	2,000,000	1,753,636

		12,419,856

Energy — 4.0%
Avison Young Canada
9.500%, 12/15/21 (A)	1,250,000	1,309,375
Halliburton
7.450%, 09/15/39	572,000	742,082
Kinder Morgan Energy Partners
7.400%, 03/15/31	1,000,000	1,146,618
Lloyds Banking Group
4.500%, 11/04/24	500,000	488,551
Murphy Oil
6.875%, 08/15/24	1,000,000	1,038,628

Description	Face Amount	Value
5.750%, 08/15/25	$1,000,000	$994,597
ONEOK
7.500%, 09/01/23	1,704,000	1,926,427
PHI
5.250%, 03/15/19	1,000,000	877,500

		8,523,778

Financials — 4.1%
Barclays
4.375%, 09/11/24	1,500,000	1,431,307
Credit Acceptance
6.125%, 02/15/21	1,100,000	1,102,530
Credit Suisse Group
4.282%, 01/09/28 (A)	500,000	479,131
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	1,000,000	957,159
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Year Curr+2.248%, 05/24/28	500,000	450,712
HSBC Holdings
6.500%, 09/15/37	1,500,000	1,729,562
Jefferies Finance
7.375%, 04/01/20 (A)	1,000,000	1,010,000
UBS
5.125%, 05/15/24	1,500,000	1,492,770

		8,653,171

Health Care — 0.6%
Express Scripts Holding
3.400%, 03/01/27	1,500,000	1,375,940

Industrials — 2.8%
Great Lakes Dredge & Dock
8.000%, 05/15/22	500,000	510,000
MAI Holdings
9.500%, 06/01/23	1,000,000	1,032,500
Masco
7.750%, 08/01/29	770,000	902,096
Zachry Holdings
7.500%, 02/01/20 (A)	3,431,000	3,409,556

		5,854,152

Information Technology — 3.5%
Avnet
4.625%, 04/15/26	1,000,000	972,825
DynCorp International
11.875% cash/1.500% PIK, 11/30/20 (B)	1,411,564	1,466,262
Keysight Technologies
4.600%, 04/06/27	1,000,000	992,700
Micron Technology
5.500%, 02/01/25	657,000	667,762
Motorola Solutions
7.500%, 05/15/25	2,080,000	2,344,618
VeriSign
4.750%, 07/15/27	1,000,000	941,550

		7,385,717

Materials — 3.6%
Chemours
6.625%, 05/15/23	1,000,000	1,022,500
5.375%, 05/15/27	1,000,000	930,000
Georgia-Pacific
7.750%, 11/15/29	2,221,000	2,894,715

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount/ Shares	Value
NOVA Chemicals
4.875%, 06/01/24 (A)	$1,000,000	$918,750
Vale Overseas
6.250%, 08/10/26	1,000,000	1,068,770
WestRock
3.375%, 09/15/27 (A)	1,000,000	916,917

		7,751,652

Total Corporate Obligations (Cost $58,301,491)		56,448,632

MORTGAGE-BACKED SECURITIES — 4.4%
Commercial Mortgage-Backed Obligation — 4.4%
A10 Securitization, Ser 2013-1, Cl D
7.070%, 03/15/35 (A)	1,500,000	1,478,183
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.463%, 12/10/47 (C)	1,000,000	959,914
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.971%, 02/15/41 (A)(C)	699,000	55,660
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A)(C)	1,000,000	952,115
FREMF Mortgage Trust, Ser 2016-K722, Cl B
3.835%, 07/25/49 (A)(C)	1,500,000	1,490,978
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.803%, 12/25/49 (A)(C)	2,000,000	1,882,331
FREMF Mortgage Trust, Ser 2017-K71, Cl B
3.753%, 11/25/50 (A)(C)	1,250,000	1,184,722
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
6.325%, 04/15/35 (A)(C)	2,865,969	1,144,396
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (C)	221,214	221,320

Total Mortgage-Backed Securities (Cost $11,625,420)		9,369,619

COMMON STOCK — 0.1%
Erickson*(D)	3,761	157,962

Total Common Stock (Cost $1,829,567)		157,962

REPURCHASE AGREEMENT(E) — 5.7%
Kgs Alpha Capital Markets** 2.280%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $12,000,760 (collateralized by various GNMA obligations, par value $9,808 - $12,060,547, 0.000% - 4.500%, 10/20/48 - 11/20/48, with total market value of $12,240,186)	12,000,000	12,000,000

Total Repurchase Agreement (Cost $12,000,000)		12,000,000

Total Investments — 100.3% (Cost $216,527,260)		$212,340,833

Percentages are based on Net Assets of $211,696,089.

*	Non-income producing security.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2018 was $146,817,744 and represents 69.4% of Net Assets.

(B)	Distributions are paid-in-kind.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Tri-Party Repurchase Agreement.

Cl — Class

GNMA — Government National Mortgage Association

FREMF — Freddie Mac Multi-Family

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

USD — United States Dollar

VAR — Variable Rate Security

The following is a list of the level of inputs used as of October 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Collateralized Loan Obligations	$—	$69,191,167	$—	$69,191,167
Asset-Backed Securities	—	65,173,453	—	65,173,453
Corporate Obligations	—	56,448,632	—	56,448,632
Mortgage-Backed Securities	—	9,369,619	—	9,369,619
Common Stock	—	—	157,962	157,962
Repurchase Agreement	—	12,000,000	—	12,000,000

Total Investments in Securities	$—	$212,182,871	$157,962	$212,340,833

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

FIA-QH-001-2200

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 43.6%
Automotive — 23.4%
Ally Auto Receivables Trust, Ser 2018-1, Cl A3
2.350%, 06/15/22	$1,500,000	$1,485,120
American Credit Acceptance Receivables Trust, Ser 2016-4, Cl C
2.910%, 02/13/23 (A)	6,444,086	6,431,586
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl C
2.860%, 06/12/23 (A)	1,000,000	995,990
California Republic Auto Receivables Trust, Ser 2016-1, Cl C
4.560%, 12/15/22	1,000,000	997,855
CarMax Auto Owner Trust, Ser 2015-3, Cl C
2.680%, 06/15/21	1,000,000	995,952
CPS Auto Receivables Trust, Ser 2015-C, Cl D
4.630%, 08/16/21 (A)	4,000,000	4,050,238
CPS Auto Receivables Trust, Ser 2018-D, Cl D
4.340%, 09/16/24 (A)	1,500,000	1,500,444
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/23 (A)	1,500,000	1,519,013
DT Auto Owner Trust, Ser 2016-1A, Cl D
4.660%, 12/15/22 (A)	2,000,000	2,016,837
First Investors Auto Owner Trust, Ser 2017-1A, Cl D
3.600%, 04/17/23 (A)	5,000,000	4,948,363
Flagship Credit Auto Trust, Ser 2015-2, Cl A
1.980%, 10/15/20 (A)	26,559	26,548
Flagship Credit Auto Trust, Ser 2016-4, Cl C
2.710%, 11/15/22 (A)	99,000	97,773
Ford Credit Auto Lease Trust, Ser 2018-B, Cl A4
3.300%, 02/15/22	1,500,000	1,497,838
GM Financial Automobile Leasing Trust, Ser 2018-1, Cl A4
2.680%, 12/20/21	2,000,000	1,981,008
GM Financial Consumer Automobile Receivables Trust, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	1,500,000	1,483,579
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B
2.570%, 07/17/23	1,240,000	1,208,829
Hertz Fleet Lease Funding, Ser 2015-1, Cl D
4.184%, VAR ICE LIBOR USD 1 Month+1.900%, 07/10/29 (A)	4,000,000	4,000,492
Hertz Fleet Lease Funding, Ser 2015-1, Cl E
4.584%, VAR ICE LIBOR USD 1 Month+2.300%, 07/10/29 (A)	2,500,000	2,499,938
Hertz Fleet Lease Funding, Ser 2016-1, Cl C
4.784%, VAR ICE LIBOR USD 1 Month+2.500%, 04/10/30 (A)	2,000,000	2,016,083
Hertz Vehicle Financing, Ser 2018-2A, Cl A
3.650%, 06/27/22 (A)	3,000,000	2,988,897
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/23 (A)	1,500,000	1,487,970

Description	Face Amount	Value
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4
1.540%, 10/17/22	$1,000,000	$977,059
Nissan Auto Receivables Owner Trust, Ser 2017-C, Cl A3
2.120%, 04/18/22	3,500,000	3,443,148
OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B
3.710%, 04/14/25 (A)	3,750,000	3,728,545
OSCAR US Funding Trust IX, Ser 2018-2A, Cl A3
3.390%, 09/12/22 (A)	1,250,000	1,245,889
OSCAR US Funding Trust VI, Ser 2017-1A, Cl A3
2.820%, 06/10/21 (A)	700,000	696,837
OSCAR US Funding Trust VII, Ser 2017-2A, Cl A3
2.450%, 12/10/21 (A)	1,250,000	1,231,184
OSCAR US Funding Trust, Ser 2014-1A, Cl A4
2.550%, 12/15/21 (A)	859,080	857,184
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl B
3.290%, 10/17/22	2,250,000	2,243,399
Synchrony Card Issuance Trust, Ser 2018-A1, Cl A1
3.380%, 09/15/24	3,100,000	3,093,755
Toyota Auto Receivables Owner Trust, Ser 2017-B, Cl A4
2.050%, 09/15/22	1,000,000	977,151
Volvo Financial Equipment, Ser 2018-1A, Cl A4
2.760%, 10/17/22 (A)	4,500,000	4,435,286
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (A)	2,000,000	1,998,246
World Omni Auto Receivables Trust, Ser 2018-B, Cl B
3.170%, 01/15/25	1,520,000	1,495,499
World Omni Auto Receivables Trust, Ser 2018-C, Cl A3
3.130%, 11/15/23	3,000,000	2,995,124

		73,648,659

Credit Cards — 12.2%
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
2.790%, VAR LIBOR USD 1 Month+0.510%, 09/16/24	2,500,000	2,518,901
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
2.690%, VAR LIBOR USD 1 Month+0.410%, 01/15/25	5,000,000	5,025,587
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
2.860%, VAR LIBOR USD 1 Month+0.580%, 07/15/27	9,500,000	9,578,552
Chase Issuance Trust, Ser 2017-A1, Cl A
2.580%, VAR LIBOR USD 1 Month+0.300%, 01/18/22	4,000,000	4,008,778
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
2.900%, VAR LIBOR USD 1 Month+0.620%, 04/22/26	7,000,000	7,061,585

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
2.640%, VAR LIBOR USD 1 Month+0.360%, 04/15/25	$5,000,000	$5,014,045
Evergreen Credit Card Trust, Ser 2016-3, Cl A
2.780%, VAR LIBOR USD 1 Month+0.500%, 11/16/20 (A)	2,250,000	2,250,349
Golden Credit Card Trust, Ser 2014-2A, Cl A
2.730%, VAR LIBOR USD 1 Month+0.450%, 03/15/21 (A)	3,000,000	3,002,932

		38,460,729

Other Asset-Backed Securities — 3.1%
Colony American Homes, Ser 2015-1A, Cl C
4.237%, VAR LIBOR USD 1 Month+1.950%, 07/17/32 (A)	3,000,000	3,005,142
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	591,315	596,126
SCF Equipment Leasing, Ser 2017-1A, Cl A
3.770%, 01/20/23 (A)	879,600	877,651
Sofi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/26 (A)	2,000,000	1,964,595
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	1,733,333	1,697,720
Triton Container Finance V, Ser 2018-1A, Cl A
3.950%, 03/20/43 (A)	470,833	464,143
Westgate Resorts, Ser 2017-1A, Cl B
4.050%, 12/20/30 (A)	973,354	959,931

		9,565,308

Student Loan — 4.9%
AccessLex Institute, Ser 2002-A, Cl A2
3.650%, 09/25/37 (B)	800,000	792,302
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	2,847,170	2,747,943
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
3.781%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (A)	3,000,000	2,884,544
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
3.781%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	4,000,000	3,950,342
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
3.781%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (A)	3,000,000	2,985,047
SLM Student Loan Trust, Ser 2013-2, Cl B
3.781%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	2,005,138

		15,365,316

Total Asset-Backed Securities (Cost $136,087,565)		137,040,012

U.S. TREASURY OBLIGATIONS — 34.0%
U.S. Treasury Bill
2.052%, 02/28/19 (C)	5,000,000	4,962,007
U.S. Treasury Notes
2.250%, 02/29/20	940,000	933,134

Description	Face Amount	Value
1.625%, 07/31/20	$10,000,000	$9,788,281
1.500%, 11/30/19 to 05/31/20	28,000,000	27,592,812
1.375%, 02/15/20	20,000,000	19,640,625
1.250%, 05/31/19	20,385,000	20,232,909
1.125%, 06/30/21 to 07/31/21	25,000,000	23,851,172

Total U.S. Treasury Obligations (Cost $109,225,301)		107,000,940

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%
FFCB
1.950%, 03/14/22	3,000,000	2,897,901
1.875%, 08/16/21	5,000,000	4,847,175
FHLB
2.050%, 12/06/21	2,000,000	1,934,002
FHLMC
2.125%, 01/26/22	500,000	485,356
2.020%, 09/29/22	5,000,000	4,805,110
2.000%, 2.50%, 12/27/18, 12/27/22 (D)	10,000,000	9,841,570
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,096,635

Total U.S. Government Agency Obligations (Cost $30,698,976)		29,907,749

CORPORATE OBLIGATIONS — 4.8%
Consumer Discretionary — 0.3%
Volkswagen Group of America Finance
2.125%, 05/23/19 (A)	1,000,000	993,847

Energy — 1.0%
BP AMI Leasing
5.523%, 05/08/19 (A)	3,000,000	3,037,386

Financials — 1.7%
Bank of America MTN
4.950%, VAR CPI YOY+2.000%, 01/14/21	1,000,000	1,001,250
JPMorgan Chase MTN
3.699%, VAR CPI YOY+1.000%, 08/17/22	1,250,000	1,194,375
Morgan Stanley MTN
4.950%, VAR CPI YOY+2.000%, 12/15/19	1,000,000	1,006,250
Royal Bank of Canada MTN
2.750%, 02/01/22	2,000,000	1,954,290

		5,156,165

Information Technology — 0.6%
Microsoft
1.850%, 02/06/20	2,000,000	1,974,695

Real Estate — 0.3%
American Tower
3.400%, 02/15/19	1,000,000	1,001,128

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount/ Shares	Value
Sovereign — 0.9%
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/22	$3,000,000	$2,907,702

Total Corporate Obligations (Cost $15,196,439)		15,070,923

MORTGAGE-BACKED SECURITIES — 2.8%
Agency Mortgage-Backed Obligation — 2.3%
FHLMC
4.124%, VAR ICE LIBOR USD 6 Month+1.621%, 02/01/37	662,240	683,568
FHLMC REMIC, Ser 2010-3747, Cl UF
2.760%, VAR LIBOR USD 1 Month+0.480%, 10/15/40	2,656,764	2,678,448
FNMA REMIC, Ser 2011-84, Cl F
2.631%, VAR LIBOR USD 1 Month+0.350%, 01/25/40	1,597,123	1,604,273
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	344,807	346,529
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	665,565	640,404
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	217,921	217,861
GNMA, Ser 2010-80, Cl F
2.680%, VAR LIBOR USD 1 Month+0.400%, 04/20/40	285,525	286,669
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	827,329	815,655

		7,273,407

Commercial Mortgage-Backed Obligation — 0.5%
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D
4.851%, VAR LIBOR USD 1 Month+2.571%, 11/15/29 (A)	1,606,854	1,603,834

Total Mortgage-Backed Securities (Cost $8,882,754)		8,877,241

CASH EQUIVALENT — 0.1%
Federated Government Obligations Fund, Cl I, 2.060%*
(Cost $243,125)	243,125	243,125

REPURCHASE AGREEMENTS(E) — 4.8%
KGS-Alpha Capital Markets** 2.230%, dated 10/31/18, to be repurchased on 11/1/18, repurchase price $13,000,805 (collateralized by various GNMA/FMAC/FNMA obligations, par value $100,000 - $57,892,380, 0.000% - 4.935%, 06/20/34 - 01/20/68, with total market value of $14,170,000)	13,000,000	13,000,000

Description	Face Amount	Value
KGS-Alpha Capital Markets** 2.580%, dated 10/11/18, to be repurchased on 11/13/18, repurchase price $2,004,730 (collateralized by various FMAC/FNMA/GNMA obligations, par value $123 - $13,307,674, 0.000%-9.000%, 03/15/21 - 01/20/68, with total market value of $2,174,435)	$2,000,000	$2,000,000

Total Repurchase Agreements (Cost $15,000,000)		15,000,000

Total Investments — 99.6% (Cost $315,334,160)		$313,139,990

Percentages are based on Net Assets of $314,248,620.

*	Rate shown is the 7-day effective yield as of October 31, 2018.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2018 was $83,278,454 and represents 26.5% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Step Bonds — Represents the current rate, the step rate, the step date and the final maturity date.
(E)	Tri-Party Repurchase Agreement.

Cl – Class

CPI YOY – Consumer Price Index Year Over Year

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Freddie Mac

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MTN – Medium Term Note

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

USD – U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

The following is a list of the level of inputs used as of October 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$137,040,012	$—	$137,040,012
U.S. Treasury Obligations	107,000,940	—	—	107,000,940
U.S. Government Agency Obligations	—	29,907,749	—	29,907,749
Corporate Obligations	—	15,070,923	—	15,070,923
Mortgage-Backed Securities	—	8,877,241	—	8,877,241
Cash Equivalent	243,125	—	—	243,125
Repurchase Agreements	—	15,000,000	—	15,000,000

Total Investments in Securities	$107,244,065	$205,895,925	$—	$313,139,990

For the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

FIA-QH-001-2200

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 96.7%
Alabama — 1.3%
Alabama State, Ser B, GO
3.000%, 11/01/21	$2,000,000	$2,046,160

Arizona — 1.4%
Maricopa County, Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,150,000	1,165,295
Pima County, Street and Highway Revenue Authority, RB
3.000%, 07/01/19	1,190,000	1,198,104

		2,363,399

California — 2.0%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	1,835,000	1,825,054
California State, School Finance Authority, RB
Callable 02/01/24 @ 100 5.350%, 08/01/24	525,000	541,159
Golden State, Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,047,210

		3,413,423

Colorado — 2.7%
Boulder Valley, School District No. Re-2, Ser B, GO
4.000%, 12/01/18	2,000,000	2,003,500
El Paso County, School District No. 49 Falcon, Ser A, RB
5.000%, 12/15/24	525,000	593,308
5.000%, 12/15/25	460,000	521,723
El Paso County, School District No. 49 Falcon, Ser B, RB
5.000%, 12/15/23	250,000	279,215
5.000%, 12/15/24	300,000	339,033
5.000%, 12/15/26	500,000	571,570

		4,308,349

Connecticut — 1.3%
Connecticut State, Ser B, GO
Callable 06/15/25 @ 100 5.000%, 06/15/29	2,000,000	2,170,900

District of Columbia — 0.8%
District of Columbia, RB
4.000%, 10/01/20	305,000	306,061
4.000%, 10/01/22	895,000	893,371

		1,199,432

Florida — 1.3%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,075,540

Idaho — 0.3%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	505,910

Illinois — 6.3%
Chicago, O’Hare International Airport, Ser B, RB
Pre-Refunded @ 100 5.500%, 01/01/31 (A)	1,030,000	1,102,090

Description	Face Amount	Value
Illinois State, GO
5.000%, 07/01/19	$500,000	$507,465
Illinois State, GO, AGM
Callable 12/03/18 @ 100 5.000%, 04/01/19	1,000,000	1,002,020
Illinois State, Ser A, GO
5.000%, 12/01/19	3,400,000	3,480,104
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	796,769
Railsplitter, Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,511,268
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,050,800

		10,450,516

Iowa — 0.6%
Hardin County, GO
2.500%, 06/01/19	925,000	926,850

Kansas — 1.7%
Geary County, GO
5.000%, 09/01/24	1,240,000	1,373,102
5.000%, 09/01/25	1,300,000	1,452,646

		2,825,748

Louisiana — 1.4%
Louisiana State, Ser D, GO
Callable 09/01/26 @ 100 5.000%, 09/01/29	2,000,000	2,260,840

Massachusetts — 0.6%
Fall River, GO
2.000%, 12/01/24	1,015,000	962,230

Michigan — 1.3%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100 4.000%, 05/01/28	1,175,000	1,177,303
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,028,526

		2,205,829

Minnesota — 0.4%
Minnesota State, Housing Finance Agency, Ser A, RB
Callable 07/01/22 @ 100 2.600%, 09/01/42	681,995	623,316

Missouri — 1.0%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,700,039

New Hampshire — 0.7%
Grafton County, GO
3.000%, 07/01/22	1,140,000	1,163,028

New Mexico — 1.3%
New Mexico State, Severance Tax Permanent Fund, Ser B, RB
4.000%, 07/01/23	2,000,000	2,139,440

New York — 2.9%
Dunkirk City, School District, RB, AGM
4.000%, 06/15/21	550,000	574,052
4.000%, 06/15/22	835,000	881,626

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
New York City, Ser D, GO
Callable 02/01/23 @ 100 5.000%, 08/01/27	$2,400,000	$2,627,064
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	350,000	365,043
5.000%, 05/15/21	300,000	319,383

		4,767,168

Ohio — 1.3%
Ohio State, Ser A, GO
3.000%, 02/01/19	1,000,000	1,002,800
Ohio State, Ser A, GO
Callable 08/01/21 @ 100 5.000%, 02/01/31	1,000,000	1,070,070

		2,072,870

Oklahoma — 1.7%
Oklahoma State, Housing Finance Agency, RB
Callable 03/01/23 @ 100 3.750%, 03/01/44	594,657	590,566
University of Oklahoma, Ser C, RB
Callable 07/01/25 @ 100 5.000%, 07/01/35	2,000,000	2,204,320

		2,794,886

Puerto Rico — 1.4%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB
Callable 12/03/18 @ 100 2.290%, 07/01/25(B)(C)	2,000,000	1,157,500
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/18(C)	1,825,000	1,095,000

		2,252,500

Rhode Island — 1.1%
Rhode Island State, Ser A, GO
Callable 05/01/27 @ 100 3.000%, 05/01/33	2,000,000	1,793,220

South Carolina — 2.1%
Hilton Head Island, Ser C, GO
Callable 03/01/26 @ 100 2.250%, 03/01/33	530,000	431,923
2.125%, 03/01/32	520,000	428,194
2.000%, 03/01/30	495,000	416,142
2.000%, 03/01/31	5,000	4,131
South Carolina State, Ser F, GO
Callable 06/01/26 @ 100 2.000%, 06/01/27	2,380,000	2,182,032

		3,462,422

Tennessee — 2.3%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,000,460
Memphis-Shelby County, Sports Authority, Ser A, RB
Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	1,849,806

		3,850,266

Texas — 51.7%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,018,660
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,257,862
Andrews County, Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,216,883

Description	Face Amount	Value
Bexar County, GO
Callable 06/15/26 @ 100 3.000%, 06/15/41	$2,000,000	$1,626,560
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	685,000	708,550
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	831,203
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21 (D)	315,000	325,108
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,322,650
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100 5.000%, 08/15/25	700,000	781,312
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	1,710,000	1,685,444
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	509,238
4.000%, 08/15/22	525,000	546,504
4.000%, 08/15/23	500,000	522,120
College Station, GO
Callable 12/03/18 @ 100 4.000%, 02/15/19	1,000,000	1,001,720
Dallas Area, Rapid Transit, RB
Pre-Refunded @ 100 5.250%, 12/01/48 (A)	850,000	852,320
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,102,930
Dallas County, Community College District, GO
5.000%, 02/15/19	2,000,000	2,017,820
Dallas/Fort Worth, International Airport, Ser B, RB
5.000%, 11/01/19	1,000,000	1,028,470
Dallas/Fort Worth, International Airport, Ser F, RB
Callable 11/01/23 @ 100 5.250%, 11/01/30	2,000,000	2,207,400
Denton City, GO
Callable 02/15/26 @ 100 3.000%, 02/15/29	1,845,000	1,812,823
3.000%, 02/15/30	1,855,000	1,787,200
Denton County, GO
4.000%, 07/15/25	1,000,000	1,085,580
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,111,560
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100 5.000%, 09/01/29	1,000,000	1,120,030
El Paso City, GO
Pre-Refunded @ 100 5.500%, 08/15/19 (A)	1,000,000	1,027,690
El Paso County, Hospital District, GO
5.000%, 08/15/25	3,070,000	3,378,965
Georgetown, Utility System Revenue, RB
Callable 08/15/26 @ 100 4.000%, 08/15/29	1,000,000	1,054,710

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Description	Face Amount	Value
Grand Prairie, Independent School District, Ser B, GO
Callable 08/15/26 @ 100 3.000%, 02/15/29	$2,000,000	$1,920,540
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100 5.000%, 02/15/20	1,000,000	1,008,420
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	1,026,360
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/22	1,005,000	1,052,888
Houston, Independent School District, GO, PSF-GTD
Callable 02/15/27 @ 100 5.000%, 02/15/28	1,000,000	1,150,470
Irving, Hotel Occupancy Project, GO
Pre-Refunded @ 100 5.000%, 02/15/19 (A)	1,000,000	1,009,110
Kaufman County, GO, AGM
3.000%, 02/15/22	1,000,000	1,009,980
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	675,000	671,423
La Vernia, Higher Education Finance, Ser A, RB
Callable 08/15/24 @ 100 5.250%, 08/15/35	3,435,000	3,498,135
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,615,200
Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,085,020
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	368,799
4.000%, 04/01/19	200,000	200,850
4.000%, 04/01/20	210,000	212,388
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	1,000,000	1,015,220
North Texas, Tollway Authority, Ser 2005-C, RB
Pre-Refunded @ 100 5.250%, 01/01/19 (A)	1,015,000	1,020,380
Olmos Park, Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	2,999,610
Polk County, GO, AGM
3.000%, 08/15/19	1,000,000	1,008,130
Round Rock, Independent School District, School Building Project, GO
Callable 11/27/18 @ 100 5.000%, 08/01/28	1,000,000	1,002,230
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100 5.000%, 06/01/25	1,200,000	1,326,864
San Antonio, GO
5.000%, 02/01/22	1,000,000	1,084,630
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100 5.000%, 09/15/26	2,000,000	2,174,020

Description	Face Amount/ Shares	Value
Seminole, Hospital District, GO
Callable 02/15/26 @ 100 4.000%, 02/15/31	$545,000	$548,744
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,125,740
Texas State, College Student Loan, GO
Callable 08/01/20 @ 100 5.000%, 08/01/21	1,000,000	1,048,940
4.625%, 08/01/30	1,200,000	1,219,800
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	2,722,075
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,527,797
5.375%, 05/01/20	1,365,000	1,411,710
5.250%, 05/01/19	1,300,000	1,315,171
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,134,683
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,492,106
Texas State, RB
4.000%, 08/29/19	8,000,000	8,126,560
Texas State, University System, Ser A, RB
5.000%, 03/15/21	1,000,000	1,063,800

		85,139,105

Utah — 0.6%
Utah State, GO
5.000%, 07/01/19	1,000,000	1,020,330

Virginia — 3.9%
Fairfax County, Sewer Authority, RB
Pre-Refunded @ 100 4.000%, 07/15/19 (A)	1,500,000	1,522,065
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB
2.150%, 04/01/21	3,000,000	2,984,580
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,015,560

		6,522,205

Wisconsin — 1.3%
Green Bay City, Ser A, GO
Callable 04/01/26 @ 100 3.125%, 04/01/35	500,000	454,075
Oshkosh City, Ser H, GO
Callable 08/01/24 @ 100 2.375%, 08/01/30	585,000	509,898
Wisconsin State, Ser B, GO
Pre-Refunded @ 100 4.500%, 05/01/21 (A)	1,000,000	1,055,840

		2,019,813

Total Municipal Bonds (Cost $162,083,341)		159,035,734

CASH EQUIVALENT — 2.2%
Federated Government Obligations Fund, Cl I, 2.060% * (Cost $3,691,187)	3,691,187	3,691,187

Total Investments — 98.9% (Cost $165,774,528)		$162,726,921

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2018 (Unaudited)

Percentages are based on Net Assets of $164,478,749.

*	Rate shown is the 7-day effective yield as of October 31, 2018
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(C)	Security in default on interest payments.
(D)	Security is escrowed to maturity.

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build America Mutual

Cl – Class

GO – General Obligation

NATL – National Public Finance Guaranty Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

Ser – Series

TA – Tax Allocation

The following is a list of the level of inputs used as of October 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$159,035,734	$—	$159,035,734
Cash Equivalent	3,691,187	—	—	3,691,187

Total Investments in Securities	$3,691,187	$159,035,734	$—	$162,726,921

For the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

FIA-QH-001-2200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 28, 2018